Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management [Abstract]
Sensitivity analysis for interest rate risk	The Group's exposure to the risk of changes in market interest rates arises primarily from financial investments and deposits both subject to variable interest rates, principally the CDI rate. The Group conducted a sensitivity analysis of the interest rate risks to which the financial instruments are exposed as of December 31, 2021. For this analysis, the Group adopted as a probable scenario for 2022 interest rates of 11.5% for the CDI (increase of 25%). As a result, financial income (with respect to financial investments) and financial expense (with respect to certificate of deposit, corporate securities and borrowings) would be impacted as follows:

Transaction	Interest rate risk	Book Value	Scenario with maintaining of CDI (9.15%)	Probable scenario with increase of 25% (to 11.5%)

Cash and cash equivalents	100% of CDI	1,794,362	164,184	206,352
Financial investments	100% of CDI	782,647	71,612	90,004
Certificate of deposit	163% of CDI	2,510,818	(374,476)	(470,653)
Interbank deposits	118% of CDI	404,998	(43,728)	(54,958)
Corporate securities	152% of CDI	218,180	(30,345	(38,138)
Bank accounts (note 14)	59% of CDI	5,167,577	(278,972)	(350,620)
Borrowings	109% of CDI	1,005,787	(100,312)	(126,075)
Total			(592,037)	(744,088)

Disclosure of foreign exchange risk	Our exchange income (expense), are demonstrated below:

	December 31 2021	December 31, 2020

Exchange variation on P&L, net	(10,645)	55,217

Disclosure of maturity analysis for non-derivative financial liabilities
The table below shows the PagSeguro Group’s non-derivative financial liabilities divided into the relevant maturity group based on the remaining period from the balance sheet date and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Due within 30 days	Due within 31 to 120 days	Due within 121 to 180 days	Due within 181 to 360 days	Due to 361 days or more days

On December 31, 2021
Payables to third parties	10,415,882	1,770,271	504,444	526,553	—
Trade payables	573,570	4,339	95	—	—
Trade payables to related parties	—	259,216	5,691	323,203	—
Deposits	655,289	1,073,239	334,942	1,201,888	90,595
Borrowings	—	—	—	1,114,211	—

On December 31, 2020
Payables to third parties	8,348,127	1,146,136	300,058	299,645	7,544
Trade payables	332,733	2,806	—	—	—
Trade payables to related parties	—	46,945	5,132	6,438	—
Deposits	5,231	77,812	53,000	435,952	194,091